Convertible Note Payable	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 9. CONVERTIBLE NOTE PAYABLE

On August 15, 2016, the Company entered into an Investment Agreement with Acacia that provides for Acacia to invest up to $50,000 in Veritone consisting of both debt and equity components. Pursuant to the Investment Agreement, the Company entered into a Secured Convertible Promissory Note with Acacia (the Convertible Note Payable) that provides for up to $20,000 in borrowings through two $10,000 advances, each bearing interest at the rate of 6.0% per annum. On August 15, 2016, the Company borrowed $10,000 (the First Loan) that had a one year term. On November 25, 2016, the Company borrowed the remaining $10,000 (the Second Loan) that also had a one year term from the date of issuance. The maturity date of the First Loan automatically extended to the maturity date of the Second Loan. The Convertible Note Payable was secured by substantially all of the Company’s assets.

In conjunction with the First Loan, the Company issued Acacia a four-year warrant to purchase a number of shares of the Company’s common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7333, with the actual exercise price to be determined by the type and/or valuation of its future equity financings. The Company recorded a debt discount equal to the fair value of the four-year warrant. Amortization of the debt discount is calculated using a method that approximates the effective interest method over the life of the loan and charged to interest expense. In addition, Acacia has the right, under certain circumstances, to convert all or a portion of the principal and accrued interest of the First Loan into shares of the Company’s common stock (or Series B preferred stock in the event an equity financing has not occurred prior to the maturity date) at a conversion rate that ranges from $8.0833 to $13.7333 per share. The conversion price exceeded the value of the Company’s common stock at the issuance date.

In conjunction with the Second Loan, the Company issued to Acacia two additional four-year warrants, each to purchase a number of shares of the Company’s common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7333, with the actual exercise price to be determined by the type and/or valuation of its future equity financings.) In addition, Acacia has the right, under certain circumstances, to convert all or a portion of the principal and accrued interest of the Second Loan into shares of the Company’s common stock (or Series B Preferred Stock in the event an equity financing as not occurred prior to the maturity date) at a conversion rate that ranges from $8.0833 to $13.7333 per share.

In the event of an initial public offering of the Company’s common stock with gross proceeds to the Company of at least $15,000, all principal and accrued interest under the Convertible Note Payable will automatically convert into shares of the Company’s common stock at a conversion price equal to the lower of (i) $13.6088 per share or (ii) the initial public offering price per share in such offering.

In addition, the Investment Agreement provides for the Company’s issuance of a five-year Primary Warrant to Acacia to purchase shares of the Company’s common stock in an amount equal to $50,000, less the amount of the First Loan and Second Loan plus accrued interest outstanding or converted on the exercise date, at per share price ranging from $13.30 to $13.7333, with the actual price per share to be determined by the amount of the First and Second Loans that are converted into the Company’s common stock. Acacia has the right to exercise the Primary Warrant during the five-year term, provided that Acacia may not exercise the Primary Warrant until the earlier of (i) August 15, 2017 and (ii) the completion of an initial public offering of the Company’s common stock. The Company has the right, subject to certain conditions, to require Acacia to exercise the Primary Warrant immediately subsequent to the Company’s completion of an initial public offering of the Company’s common stock. Upon the exercise of the Primary Warrant, the Company has the obligation to issue to Acacia a 10% Warrant that provides for the issuance of up to 809,400 shares of the Company’s common stock at an exercise price of $13.4237 per share, with 50% of the Acacia 10% Warrant shares vesting as of the issuance date and the remaining 50% vesting one year later. The Primary Warrant was accounted for as a liability because the notional amount of the Primary Warrant is not fixed, and it was recognized at a fair value of $8,064. The Company recorded the corresponding debit to debt discount. Amortization of the debt discount is calculated using a method that approximates the effective interest method over the life of the loan and charged to interest expense. The Company adjusts the fair value of the Primary Warrant at each balance sheet date, with the change in fair value recorded as a component of other income (expense). As of December 31, 2016, the fair value of the Primary Warrant was $7,114. The change in the Primary Warrant’s fair value was $950 for the year ended December 31, 2016, which was recognized as a gain in other income.

The following table represents a reconciliation of the principal amounts of the First and Second Loans to the Convertible Note Payable included in the consolidated balance sheet as of December 31, 2016:

First Loan principal, August 15, 2016	$10,000
Second Loan principal, November 25, 2016	10,000
Debt issuance costs, net	(105)
Debt discount associated with stock warrant, net	(6,793)
Accrued interest	286

Convertible Note payable, December 31, 2016	$13,388

Concurrent with the closing of the IPO on May 17, 2017, the convertible note payable to Acacia (the “Acacia Note”), which had a principal balance of $20,000 and accumulated accrued interest of $737, was automatically converted into 1,523,746 shares of the Company’s common stock at a conversion price per share of $13.6088. As a result of the conversion of the Acacia Note, the Company recorded a charge to earnings of $4,347 representing the write-off of the unamortized balance of debt discounts associated with stock warrants and debt issuance costs which was included in Other Income (Expense) in the Company’s condensed consolidated statement of operations for the nine months ended September 30, 2017.

In March 2017, we entered into a Note Purchase Agreement with the Bridge Loan Lenders, which provides for an $8,000 line of credit. The line of credit accrues interest at the rate of eight percent (8%) per annum, compounded quarterly. The borrowings are due and payable on November 25, 2017, and our obligations under this facility are secured by a security interest in substantially all of our assets, which is of equal priority to the security interests of Acacia under the convertible note payable. We drew down the initial $2,000 installment under the line of credit upon the execution of the Note Purchase Agreement, and the remaining amounts may be drawn down in tranches of $2,000 per month commencing April 15, 2017. If the Company’s IPO is not completed by April 30, 2017, the Bridge Loan Lenders may, but are not obligated to, continue making advances under the line of credit after that date. Upon the completion of the IPO, the outstanding borrowings, including accrued interest, will automatically be converted into an aggregate of shares of our common stock at a conversion price per share equal to the lesser of (i) $13.6088 or (ii) the initial public offering price. Immediately prior to the completion of the IPO, the Bridge Loan Lenders will have the option to purchase shares of the Company’s common stock at a price per share equal to the lesser of (i) $13.6088 or (ii) the initial public offering price; the amount of shares available to be purchased will be $8,000 less the amount of borrowings and accrued interest outstanding under the line of credit. In connection with this financing, we issued an aggregate of 120,000 shares of our common stock to the Bridge Loan Lenders. In addition, upon the funding of each $2,000 installment, we will issue to the Bridge Loan Lenders, in the aggregate, (a) an additional 45,000 shares of our common stock, and (b) fully vested warrants to purchase a number of shares of our common stock equal to the greater of (i) 60,000 shares of common stock, and (ii) 0.375% of our fully diluted shares outstanding following completion of this offering. Such warrants have a term of ten years following the date of issuance and have an exercise price per share equal to the lower of $13.6088 or the initial public offering price. The members of VLOC, LLC include entities controlled by Chad Steelberg and Ryan Steelberg, which own 50% of the VLOC, LLC’s membership interests, and holders of our redeemable convertible preferred stock.